UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2008

Waddell & Reed Advisors Continental Income Fund, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Continental Income Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Aircraft - 1.14%
Boeing Company (The)	85,200	$5,789,340

Banks - 3.63%
Citigroup Inc.	171,500	7,806,680
Northern Trust Corporation	139,200	7,037,256
Wachovia Corporation	73,600	3,502,624
		18,346,560
Beverages - 1.63%
Anheuser-Busch Companies, Inc.	84,300	3,628,272
Brown-Forman Corporation, Class B	78,000	4,644,120
		8,272,392
Business Equipment and Services - 1.36%
Cintas Corporation	167,700	6,884,923

Capital Equipment - 1.91%
Caterpillar Inc.	69,800	4,100,750
Ingersoll-Rand Company Limited, Class A	146,000	5,581,580
		9,682,330
Chemicals - Specialty - 0.85%
Air Products and Chemicals, Inc.	77,700	4,284,378

Communications Equipment - 1.72%
Nokia Corporation, Series A, ADR	289,700	4,898,827
Plantronics, Inc.	123,200	3,795,792
		8,694,619
Computers - Micro - 1.94%
Apple Computer, Inc.*	92,200	4,943,303
Dell Inc.*	143,100	4,893,304
		9,836,607
Computers - Peripherals - 6.84%
Check Point Software Technologies Ltd.*	193,100	4,688,468
EMC Corporation*	423,000	5,473,620
Electronic Arts Inc.*	61,000	3,470,595
Microsoft Corporation	372,000	9,569,700
Oracle Corporation*	421,300	5,222,013
Symantec Corporation*	272,700	6,175,292
		34,599,688
Defense - 1.64%
General Dynamics Corporation	69,400	8,296,770

Electrical Equipment - 1.13%
Emerson Electric Co.	79,300	5,693,740

Electronic Instruments - 1.73%
Lam Research Corporation*	138,000	4,204,170
Novellus Systems, Inc.	181,200	4,545,402
		8,749,572
Finance Companies - 2.13%
SLM Corporation	201,100	10,787,004

Food and Related - 2.02%
Campbell Soup Company	215,300	6,405,175
Kellogg Company	82,500	3,805,725
		10,210,900
Furniture and Furnishings - 0.88%
Masco Corporation	145,600	4,467,008

Health Care - Drugs - 3.98%
Allergan, Inc.	67,100	6,147,702
Amgen Inc.*	75,000	5,973,750
Gilead Sciences, Inc.*	80,000	3,896,800
Novartis AG, ADR	80,400	4,100,400
		20,118,652
Health Care - General - 3.24%
Biomet, Inc.	137,500	4,771,938
Boston Scientific Corporation*	126,000	2,944,620
Johnson & Johnson	137,500	8,701,000
		16,417,558
Hospital Supply and Management - 3.27%
Medtronic, Inc.	109,300	5,860,666
UnitedHealth Group Incorporated	125,000	7,025,000
WellPoint, Inc.*	48,200	3,654,524
		16,540,190
Household - General Products - 1.52%
Colgate-Palmolive Company	145,900	7,702,061

Insurance - Property and Casualty - 3.46%
Allstate Corporation (The)	106,900	5,910,501
Berkshire Hathaway Inc., Class B*	2,000	5,462,000
Chubb Corporation (The)	68,600	6,143,130
		17,515,631
Motion Pictures - 1.81%
News Corporation Limited, Class A	338,500	5,277,215
News Corporation Limited, Class B	236,000	3,894,000
		9,171,215
Multiple Industry - 3.51%
General Electric Company	273,300	9,202,011
Las Vegas Sands, Inc.*	113,700	3,741,867
NRG Energy, Inc.*	113,600	4,839,360
		17,783,238
Non Residential Construction - 0.77%
Fluor Corporation	60,500	3,894,990

Petroleum - International - 4.00%
BP p.l.c., ADR	95,000	6,730,750
ChevronTexaco Corporation	70,100	4,537,573
Exxon Mobil Corporation	141,338	8,980,617
		20,248,940
Petroleum - Services - 3.05%
Nabors Industries Ltd.*	63,100	4,532,473
Schlumberger Limited	128,900	10,876,582
		15,409,055
Publishing - 1.01%
Meredith Corporation	102,500	5,113,725

Retail - Food Stores - 1.14%
Walgreen Co.	132,600	5,761,470

Retail - General Merchandise - 1.85%
Kohl's Corporation*	70,400	3,532,672
Target Corporation	112,400	5,836,932
		9,369,604
Security and Commodity Brokers - 1.99%
American Express Company	93,000	5,341,920
Franklin Resources, Inc.	56,500	4,743,740
		10,085,660
Timesharing and Software - 1.86%
eBay Inc.*	118,200	4,869,249
Paychex, Inc.	122,500	4,540,462
		9,409,711
Tobacco - 1.18%
Altria Group, Inc.	80,700	5,948,397

Trucking and Shipping - 1.00%
Expeditors International of Washington, Inc.	88,800	5,041,620

Utilities - Electric - 3.35%
Dominion Resources, Inc.	76,000	6,546,640
Exelon Corporation	134,200	7,171,648
PPL Corporation	99,400	3,213,602
		16,931,890
Utilities - Telephone - 1.17%
Vodafone Group Plc, ADR	228,100	5,923,757

TOTAL COMMON STOCKS - 73.71%		$372,983,195

(Cost: $322,286,424)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.69%
Southwest Airlines Co.,
7.875%, 9-1-07	$3,300	3,476,656

Beverages - 0.45%
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	2,000	2,299,164

Communications Equipment - 0.00%
Corning Incorporated, Convertible,
0%, 11-8-15	33	26,730

Finance Companies - 0.12%
California Infrastructure and Economic Development Bank, Special Purpose Trust SCE-1,
6.38%, 9-25-08	583	590,553

Multiple Industry - 1.45%
General Electric Capital Corporation,
8.3%, 9-20-09	6,500	7,337,551

TOTAL CORPORATE DEBT SECURITIES - 2.71%		$13,730,654

(Cost: $12,578,630)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 3.00%
Federal Home Loan Mortgage Corporation,
6.625%, 9-15-09	5,000	5,379,030
Federal National Mortgage Association:
6.625%, 9-15-09	4,000	4,298,488
7.25%, 1-15-10	5,000	5,523,045
		15,200,563
Mortgage-Backed Obligations - 1.61%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
8.25%, 6-1-08	36	37,074
4.5%, 7-1-18	3,655	3,585,306
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
9.0%, 7-15-16	1	1,353
9.0%, 8-15-16	41	44,375
9.0%, 10-15-16	16	16,940
9.0%, 10-15-16	15	16,208
9.0%, 11-15-16	15	15,888
9.0%, 1-15-17	3	3,541
9.0%, 1-15-17	3	3,284
9.0%, 3-15-17	16	17,656
9.0%, 4-15-17	22	23,931
4.0%, 9-15-18	3,759	3,631,085
6.5%, 8-15-28	694	723,639
		8,120,280
Treasury Inflation Protected Obligations - 0.70%
United States Treasury Notes
3.0%, 7-15-12 (A)	3,000	3,547,846

Treasury Obligations - 11.05%
United States Treasury Bonds:
7.25%, 5-15-16	8,500	10,515,095
6.25%, 8-15-23	5,000	5,978,710
United States Treasury Notes:
2.75%, 7-31-06	10,000	9,892,580
3.0%, 12-31-06	10,000	9,858,590
3.25%, 8-15-07	5,000	4,918,750
2.625%, 5-15-08	5,000	4,808,205
4.25%, 11-15-14	10,000	9,928,520
		55,900,450

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS- 16.36%		$82,769,139

(Cost: $79,828,937)

SHORT-TERM SECURITIES

Aircraft - 0.99%
United Technologies Corporation,
3.77%, 10-3-05	5,000	4,998,953

Capital Equipment - 1.58%
Deere (John) Capital Corporation,
3.7%, 10-5-05	8,000	7,996,711

Finance Companies - 1.18%
Prudential Funding LLC,
3.7%, 10-13-05	6,000	5,992,600

Publishing - 1.69%
Tribune Co.,
3.91%, 10-3-05	8,550	8,548,143

Utilities - Telephone - 1.78%
SBC Communications Inc.,
3.8%, 10-3-05	6,000	5,998,733
Verizon Global Funding, Inc.,
3.63%, 10-11-05	3,000	2,996,975
		8,995,708

TOTAL SHORT-TERM SECURITIES - 7.22%		$36,532,115
(Cost: $36,532,115)

TOTAL INVESTMENT SECURITIES - 100.00%		$506,015,103
(Cost: $451,226,106)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Continental Income Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: November 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: November 29, 2005